EuroPacific Growth Fund®
Investment portfolio
June 30, 2023
unaudited

Common stocks 95.10% Industrials 14.77%	Shares	Value (000)
Airbus SE, non-registered shares	22,586,466	$3,264,993
Safran SA	12,433,185	1,953,398
Recruit Holdings Co., Ltd.	40,960,044	1,307,179
DSV A/S	5,663,281	1,191,849
Techtronic Industries Co., Ltd.	68,095,591	745,112
Melrose Industries PLC[1]	111,597,972	718,383
Kingspan Group PLC[1]	10,161,006	676,506
MTU Aero Engines AG	2,471,396	640,350
Rentokil Initial PLC	77,340,353	604,085
Siemens AG	3,283,794	546,583
Mitsui & Co., Ltd.	13,927,600	524,045
VAT Group AG	1,144,568	474,053
SMC Corp.	797,279	443,128
Trane Technologies PLC	1,979,842	378,665
Daikin Industries, Ltd.	1,531,900	312,699
Rheinmetall AG	1,061,721	291,516
Grab Holdings, Ltd., Class A2,3	82,571,378	283,220
ABB, Ltd.	6,870,194	270,330
International Consolidated Airlines Group SA (CDI)[2,3]	123,873,473	255,723
Ashtead Group PLC	3,574,821	248,235
Brenntag SE	3,130,789	243,918
Rumo SA	52,248,000	242,243
Shenzhen Inovance Technology Co., Ltd., Class A	27,326,766	241,842
Diploma PLC	6,115,195	232,196
TFI International, Inc.[3]	2,031,692	231,532
AutoStore Holdings, Ltd.[2,3]	105,550,790	230,585
NIBE Industrier AB, Class B	22,892,806	217,591
Legrand SA	1,980,251	196,444
ASSA ABLOY AB, Class B	7,715,011	185,193
Thales SA	1,229,102	183,982
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	9,567,764	171,730
Spirax-Sarco Engineering PLC	1,257,105	165,586
Wolters Kluwer NV	1,294,706	164,395
Canadian Pacific Kansas City, Ltd.	1,889,784	152,638
IMCD NV	1,004,757	144,524
Experian PLC	3,402,729	130,752
Astra International Tbk PT	280,007,300	127,581
Adecco Group AG	3,883,718	126,767
ZTO Express (Cayman), Inc., Class A (ADR)	4,780,672	119,899
Bunzl PLC	3,127,528	119,075
Larsen & Toubro, Ltd.	3,854,121	116,222
Ryanair Holdings PLC (ADR)[2]	1,050,389	116,173
Deutsche Lufthansa AG2	11,344,622	116,117
Schneider Electric SE	636,744	116,057
AB Volvo, Class B	4,420,431	91,688
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	21,943,397	91,647
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Airports of Thailand PCL, foreign registered shares[2]	43,770,113	$89,335
BAE Systems PLC	7,357,780	86,814
DHL Group	1,718,385	83,913
AGC, Inc.[3]	2,044,100	73,568
InPost SA2	6,587,594	71,478
Teleperformance SE	414,789	69,633
Epiroc AB, Class A	1,915,057	36,275
Epiroc AB, Class B	1,822,210	29,472
TELUS International (Cda), Inc., subordinate voting shares[2,3]	4,274,451	64,886
CCR SA, ordinary nominative shares	20,576,484	60,378
AirTAC International Group	1,721,923	56,961
Centre Testing International Group Co., Ltd.	19,467,567	52,310
Wizz Air Holdings PLC[2]	1,470,430	51,148
Hitachi, Ltd.	750,800	46,468
Carel Industries SpA	1,506,900	45,447
Canadian National Railway Company (CAD denominated)	258,797	31,339
Interpump Group SpA	512,050	28,479
Komatsu, Ltd.	1,034,200	27,984
BayCurrent Consulting, Inc.	647,400	24,323
ITOCHU Corp.[3]	495,200	19,693
RELX PLC	499,079	16,638
Atlas Copco AB, Class B	936,268	11,665
		20,484,636
Information technology 13.93%
Taiwan Semiconductor Manufacturing Company, Ltd.	176,081,649	3,281,339
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,167,604	622,435
ASML Holding NV	5,377,586	3,892,677
Shopify, Inc., Class A, subordinate voting shares[2]	30,702,403	1,983,375
SK hynix, Inc.	11,826,635	1,042,807
SAP SE	6,993,407	954,907
Capgemini SE	4,265,953	808,147
Keyence Corp.	1,590,815	752,325
NICE, Ltd. (ADR)[1,2,3]	3,401,991	702,511
NICE, Ltd.[1,2]	204,529	42,207
Hexagon AB, Class B	52,715,384	649,091
Tokyo Electron, Ltd.	4,295,183	615,086
Halma PLC	16,279,528	471,235
ASM International NV3	1,014,119	431,284
Dassault Systemes SE	8,853,733	392,628
STMicroelectronics NV	7,343,214	365,314
OBIC Co., Ltd.	1,980,945	317,591
Constellation Software, Inc.	138,376	286,702
Samsung Electronics Co., Ltd.	4,961,419	273,456
Lasertec Corp.	1,429,384	216,035
Renesas Electronics Corp.[2]	7,361,500	139,315
Fujitsu, Ltd.	1,061,929	136,911
EPAM Systems, Inc.[2]	522,976	117,539
Nemetschek SE	1,549,914	116,069
NXP Semiconductors NV	564,911	115,626
Disco Corp.	631,900	99,970
Infosys, Ltd. (ADR)	3,477,985	55,891
Infosys, Ltd.	2,505,830	40,615
TDK Corp.	2,073,400	80,285
Suse SA2,3	4,289,246	60,417
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tata Consultancy Services, Ltd.	1,435,687	$57,928
Canva, Inc.[2,4,5]	37,779	46,137
Nomura Research Institute, Ltd.	1,298,100	35,800
Kingdee International Software Group Co., Ltd.[2]	26,410,621	35,459
ALTEN SA, non-registered shares	181,930	28,672
Reply SpA	231,665	26,307
MediaTek, Inc.	969,000	21,509
BE Semiconductor Industries NV	45,691	4,953
		19,320,555
Consumer discretionary 13.25%
LVMH Moët Hennessy-Louis Vuitton SE	4,765,705	4,497,518
Flutter Entertainment PLC[1,2]	10,192,071	2,051,308
Flutter Entertainment PLC (CDI)[1,2]	669,287	134,430
MercadoLibre, Inc.[2]	1,470,389	1,741,823
Sony Group Corp.	10,670,533	957,122
Evolution AB	6,126,388	776,334
adidas AG	3,682,744	714,286
Hermès International	321,809	700,078
Cie. Financière Richemont SA, Class A	3,458,048	586,740
Galaxy Entertainment Group, Ltd.[2]	86,637,374	552,944
Entain PLC	30,998,847	503,428
Amadeus IT Group SA, Class A, non-registered shares	6,296,639	480,063
Coupang, Inc., Class A2	25,698,791	447,159
Ferrari NV (EUR denominated)	1,244,391	407,395
Midea Group Co., Ltd., Class A	47,878,062	389,693
Maruti Suzuki India, Ltd.	2,884,119	344,761
Kering SA	570,664	316,055
Mercedes-Benz Group AG	3,826,998	308,003
InterContinental Hotels Group PLC	4,458,216	307,868
Booking Holdings, Inc.[2]	99,472	268,607
Pan Pacific International Holdings Corp.	14,504,300	259,914
Industria de Diseño Textil, SA	5,465,618	212,352
Trip.com Group, Ltd. (ADR)[2]	5,363,813	187,733
Dowlais Group PLC[1,2]	108,712,591	175,264
Li Ning Co., Ltd.	31,871,000	172,363
Alibaba Group Holding, Ltd.[2]	15,861,300	164,959
B&M European Value Retail SA	20,735,229	146,979
Prosus NV, Class N	1,287,178	94,193
JD.com, Inc., Class A	5,257,860	89,448
Dollarama, Inc.	1,098,734	74,413
D’Ieteren Group	385,487	68,171
Burberry Group PLC	2,271,921	61,145
Domino’s Pizza Enterprises, Ltd.[3]	1,514,035	46,855
Nitori Holdings Co., Ltd.	410,760	45,960
Stellantis NV	1,916,525	33,736
Oriental Land Co., Ltd.	582,100	22,726
Li Auto, Inc., Class A2	453,646	7,927
Li Auto, Inc., Class A (ADR)[2,3]	222,281	7,802
China Tourism Group Duty Free Corp., Ltd., Class A2	479,962	7,336
China Tourism Group Duty Free Corp., Ltd., Class H3	530,000	7,197
IDP Education, Ltd.	344,943	5,101
		18,377,189
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Health care 12.86%	Shares	Value (000)
Novo Nordisk AS, Class B	33,285,312	$5,376,036
Daiichi Sankyo Company, Ltd.	83,524,510	2,648,680
AstraZeneca PLC	14,346,207	2,054,926
Olympus Corp.	41,479,150	656,569
Lonza Group AG	1,093,256	652,882
Siemens Healthineers AG	10,909,806	617,465
EssilorLuxottica SA	3,240,929	613,339
Eisai Co., Ltd.	6,392,100	430,773
Bayer AG	7,519,985	415,750
HOYA Corp.	3,454,937	412,137
Argenx SE (ADR)[2]	912,902	355,785
Argenx SE, non-registered shares[2]	73,735	28,688
WuXi Biologics (Cayman), Inc.[2]	77,938,212	375,543
Sonova Holding AG	1,103,479	293,962
Hypera SA, ordinary nominative shares	29,270,999	281,266
Takeda Pharmaceutical Company, Ltd.	8,540,300	268,431
Grifols, SA, Class A, non-registered shares[2]	17,839,814	228,805
Grifols, SA, Class B (ADR)[2]	3,428,649	31,407
Eurofins Scientific SE, non-registered shares	4,061,122	257,957
Genmab A/S2	667,194	253,231
WuXi AppTec Co., Ltd., Class A	18,541,345	159,692
WuXi AppTec Co., Ltd., Class H	5,305,300	42,626
Novartis AG	1,822,331	183,923
BeiGene, Ltd. (ADR)[2]	984,129	175,470
M3, Inc.	7,313,190	158,105
Coloplast A/S, Class B	1,140,545	142,600
Sanofi	1,085,562	116,375
Ambu AS, Class B, non-registered shares[2,3]	6,338,668	103,685
Rede D’Or Sao Luiz SA	13,225,900	90,931
Innovent Biologics, Inc.[2]	20,960,000	79,595
Sartorius Stedim Biotech SA	234,834	58,684
bioMérieux SA	554,137	58,156
Roche Holding AG, nonvoting non-registered shares	87,951	26,877
Roche Holding AG (ADR)	688,133	26,287
Asahi Intecc Co., Ltd.	2,219,400	43,638
Mankind Pharma, Ltd.[2]	1,536,919	31,976
Bachem Holding AG	245,750	21,460
Straumann Holding AG	116,758	18,960
Amplifon SpA	379,193	13,917
Hapvida Participações e Investimentos SA2	14,937,392	13,664
Carl Zeiss Meditec AG, non-registered shares	91,627	9,908
		17,830,161
Financials 12.14%
AIA Group, Ltd.	261,296,412	2,666,055
Kotak Mahindra Bank, Ltd.	66,045,575	1,487,323
HDFC Bank, Ltd.	54,033,416	1,122,642
HDFC Bank, Ltd. (ADR)	4,013,075	279,711
ICICI Bank, Ltd.	73,046,757	834,866
ICICI Bank, Ltd. (ADR)	1,494,469	34,492
Edenred SA	11,792,748	789,653
Aon PLC, Class A	1,571,252	542,396
London Stock Exchange Group PLC	5,047,274	534,843
Adyen NV2	286,336	496,110
Banco Bilbao Vizcaya Argentaria, SA	58,623,594	452,030
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Aegon NV	87,264,139	$441,967
Nu Holdings, Ltd., Class A2	54,375,497	429,023
Prudential PLC	28,940,131	408,124
FinecoBank SpA	26,724,340	360,482
Bank Central Asia Tbk PT	516,577,200	318,456
Brookfield Corp., Class A	9,320,421	313,632
UniCredit SpA	13,271,756	309,500
CaixaBank, SA, non-registered shares	71,435,958	296,306
ING Groep NV	20,743,780	280,136
B3 SA - Brasil, Bolsa, Balcao	90,503,866	276,150
China Merchants Bank Co., Ltd., Class H	30,715,900	139,685
China Merchants Bank Co., Ltd., Class A	24,076,916	109,064
UBS Group AG	11,343,000	230,781
Bajaj Finance, Ltd.	2,635,688	230,629
DBS Group Holdings, Ltd.	9,349,335	218,609
Canadian Imperial Bank of Commerce (CAD denominated)[3]	5,016,368	214,173
United Overseas Bank, Ltd.	9,941,131	206,080
AXA SA	6,767,630	199,940
Bajaj Finserv, Ltd.	10,560,000	197,045
Worldline SA, non-registered shares[2]	5,134,371	187,917
Bank Mandiri (Persero) Tbk PT	527,546,000	184,720
Hana Financial Group, Inc.	5,836,956	174,704
Axis Bank, Ltd.	13,533,313	163,315
Ping An Insurance (Group) Company of China, Ltd., Class H	20,872,000	133,731
XP, Inc., Class A2,3	5,239,226	122,912
Tokio Marine Holdings, Inc.	5,230,900	120,777
Euronext NV	1,725,876	117,391
Toronto-Dominion Bank (CAD denominated)[3]	1,782,624	110,490
Capitec Bank Holdings, Ltd.	1,269,936	105,774
DNB Bank ASA	5,182,124	96,884
East Money Information Co., Ltd., Class A	41,445,440	81,315
Bridgepoint Group PLC	28,274,516	72,701
3i Group PLC	2,911,686	72,310
Hong Kong Exchanges and Clearing, Ltd.	1,748,400	66,490
China Pacific Insurance (Group) Co., Ltd., Class H	23,131,200	59,901
Postal Savings Bank of China Co., Ltd., Class H	89,287,000	55,076
PagSeguro Digital, Ltd., Class A2	5,565,062	52,534
Resona Holdings, Inc.	10,381,600	49,747
Skandinaviska Enskilda Banken AB, Class A	4,338,658	48,003
Grupo Financiero Banorte, SAB de CV, Series O	5,356,234	44,187
Discovery, Ltd.[2]	5,693,679	43,996
Checkout Payments Group, Ltd., Series D2,4,5	479,280	43,111
Erste Group Bank AG	1,225,420	43,029
Hiscox, Ltd.	2,808,285	39,001
HDFC Life Insurance Co., Ltd.	4,563,433	36,242
Allfunds Group PLC	4,589,776	28,062
Partners Group Holding AG	26,357	24,818
Bank of Montreal	204,837	18,499
ABN AMRO Bank NV	878,794	13,669
Standard Bank Group, Ltd.	493,636	4,656
Sberbank of Russia PJSC[4]	48,140,292	— [6]
		16,835,865
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Materials 8.43%	Shares	Value (000)
Fortescue Metals Group, Ltd.	126,277,144	$1,880,645
Sika AG	5,346,198	1,529,134
Glencore PLC	219,684,472	1,246,169
Shin-Etsu Chemical Co., Ltd.	36,391,100	1,209,523
First Quantum Minerals, Ltd.[1]	50,419,180	1,192,781
Vale SA (ADR), ordinary nominative shares	40,335,045	541,296
Vale SA, ordinary nominative shares	36,259,401	486,316
Linde PLC	1,970,859	751,055
DSM-Firmenich AG	3,796,444	408,555
Heidelberg Materials AG, non-registered shares	4,545,885	373,285
Lundin Mining Corp.[1]	47,065,475	368,779
CCL Industries, Inc., Class B, nonvoting shares	6,242,653	306,867
Ivanhoe Mines, Ltd., Class A2,3	30,674,733	280,177
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[2]	18,777,461	132,944
Givaudan SA	39,315	130,425
CRH PLC	2,250,041	124,275
Wacker Chemie AG	880,759	120,867
Air Liquide SA, non-registered shares	646,005	115,817
Croda International PLC	1,472,404	105,231
JSR Corp.	3,423,636	98,425
BASF SE	1,937,937	94,092
OCI NV	2,867,766	68,845
Rio Tinto PLC	844,263	53,636
UPM-Kymmene OYJ	1,587,015	47,297
Antofagasta PLC	1,187,611	22,132
		11,688,568
Energy 7.82%
Reliance Industries, Ltd.	110,232,881	3,437,096
Canadian Natural Resources, Ltd. (CAD denominated)[3]	45,838,453	2,577,126
Cenovus Energy, Inc. (CAD denominated)	72,667,699	1,234,213
TotalEnergies SE	19,693,371	1,128,675
Woodside Energy Group, Ltd.	39,540,518	915,702
Neste OYJ	10,385,803	400,279
Tourmaline Oil Corp.	7,675,454	361,655
Aker BP ASA	14,740,797	345,424
BP PLC	22,746,072	133,266
Equinor ASA	4,276,638	124,235
INPEX Corp.[3]	7,061,100	78,746
Shell PLC (EUR denominated)	2,453,493	73,850
MEG Energy Corp.[2]	2,457,489	38,956
Gazprom PJSC[4]	79,314,536	— [6]
Rosneft Oil Co. PJSC[4]	3,432,340	— [6]
		10,849,223
Consumer staples 5.83%
Nestlé SA	13,950,254	1,678,560
Kweichow Moutai Co., Ltd., Class A	4,235,332	987,554
Philip Morris International, Inc.	8,010,877	782,022
Ajinomoto Co., Inc.	15,053,100	599,349
Seven & i Holdings Co., Ltd.	13,456,970	581,851
Danone SA	9,335,305	572,038
Pernod Ricard SA	1,945,204	429,772
Avenue Supermarts, Ltd.[2]	5,021,076	238,458
Kobe Bussan Co., Ltd.[3]	8,929,000	230,814
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC	6,883,869	$228,382
Treasury Wine Estates, Ltd.	29,651,479	222,789
Carlsberg A/S, Class B	1,308,176	209,167
Reckitt Benckiser Group PLC	2,585,156	194,146
Anheuser-Busch InBev SA/NV	2,722,723	154,205
Fomento Económico Mexicano, SAB de CV3	13,765,300	152,418
L’Oréal SA, non-registered shares	324,774	151,565
Godrej Consumer Products, Ltd.[2]	10,323,995	136,094
Uni-Charm Corp.	2,998,064	111,081
Diageo PLC	2,554,698	109,586
JBS SA	29,518,100	107,637
Essity Aktiebolag, Class B	2,662,688	70,873
Imperial Brands PLC	1,813,848	40,113
Ocado Group PLC[2]	3,531,306	25,512
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,332,680	21,493
Proya Cosmetics Co., Ltd., Class A	1,360,130	21,097
COSMOS Pharmaceutical Corp.	198,400	20,080
		8,076,656
Communication services 4.65%
Sea, Ltd., Class A (ADR)[2]	26,188,601	1,519,987
Bharti Airtel, Ltd.	116,501,168	1,249,617
Bharti Airtel, Ltd., interim shares	3,458,788	20,512
Tencent Holdings, Ltd.	18,405,614	783,390
SoftBank Group Corp.	12,106,400	574,590
Publicis Groupe SA	5,624,918	438,794
Nippon Telegraph and Telephone Corp.	262,547,500	311,091
Deutsche Telekom AG	14,123,895	307,858
NetEase, Inc.	13,605,800	264,398
Informa PLC	22,903,876	211,129
Universal Music Group NV	8,104,941	180,072
Nintendo Co., Ltd.	3,850,800	175,164
Ubisoft Entertainment SA2	5,373,715	151,894
Capcom Co., Ltd.	1,658,200	65,719
Singapore Telecommunications, Ltd.	26,283,000	48,697
Vivendi SE	4,293,831	39,586
Spotify Technology SA2	207,902	33,379
América Móvil, SAB de CV, Class B (ADR)	1,180,420	25,544
MTN Group, Ltd.	2,790,825	20,535
Yandex NV, Class A2	1,300,000	18,369
		6,440,325
Utilities 0.94%
ENN Energy Holdings, Ltd.	55,468,707	693,177
Engie SA	14,107,006	234,643
RWE AG	3,942,678	171,614
China Resources Gas Group, Ltd.	16,642,300	57,061
National Grid PLC	2,363,513	31,232
Iberdrola, SA, non-registered shares	2,375,448	31,028
Enel SpA	4,142,015	27,902
Ørsted AS	272,772	25,771
E.ON SE	1,871,223	23,851
		1,296,279
EuroPacific Growth Fund — Page 7 of 13

unaudited
Common stocks (continued) Real estate 0.48%	Shares	Value (000)
ESR Group, Ltd.	138,032,200	$237,633
Goodman Logistics (HK), Ltd. REIT	14,357,126	192,322
KE Holdings, Inc., Class A (ADR)[2]	6,498,423	96,502
China Resources Mixc Lifestyle Services, Ltd.	18,425,200	91,672
Ayala Land, Inc.	116,734,007	51,453
		669,582
Total common stocks (cost: $86,945,779,000)		131,869,039
Preferred securities 0.77% Health care 0.36%
Sartorius AG, nonvoting non-registered preferred shares[3]	1,109,402	380,441
Grifols, SA, Class B, nonvoting non-registered preferred shares[2]	13,022,612	118,342
		498,783
Consumer discretionary 0.31%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,399,359	421,912
Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	15,688,646	93,119
Banco Bradesco SA, preferred nominative shares	14,332,552	49,240
		142,359
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[2,4,5]	3,308	4,040
Canva, Inc., Series A-3, noncumulative preferred shares[2,4,5]	133	162
Canva, Inc., Series A-4, noncumulative preferred shares[2,4,5]	11	14
Canva, Inc., Series A-5, noncumulative preferred shares[2,4,5]	9	11
		4,227
Total preferred securities (cost: $828,927,000)		1,067,281
Rights & warrants 0.07% Health care 0.04%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[2,7]	5,960,795	51,339
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[2,7]	5,565,400	45,298
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[2]	3,521,232	4,859
		50,157
Total rights & warrants (cost: $116,426,000)		101,496
Short-term securities 4.20% Money market investments 4.13%
Capital Group Central Cash Fund 5.15%[1,8]	57,311,080	5,731,681
EuroPacific Growth Fund — Page 8 of 13

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.07%	Shares	Value (000)
Capital Group Central Cash Fund 5.15%[1,8,9]	229,647	$22,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[8,9]	13,083,703	13,084
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.00%[8,9]	11,500,000	11,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[8,9]	11,500,000	11,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.99%[8,9]	9,600,000	9,600
Fidelity Investments Money Market Government Portfolio, Class I 4.99%[8,9]	8,600,000	8,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[8,9]	8,600,000	8,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.03%[8,9]	7,700,000	7,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.99%[8,9]	2,800,000	2,800
		96,351
Total short-term securities (cost: $5,826,619,000)		5,828,032
Total investment securities 100.14% (cost: $93,717,751,000)		138,865,848
Other assets less liabilities (0.14)%		(196,685)
Net assets 100.00%		$138,669,163
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 4/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 4.37%
Industrials 1.00%
Melrose Industries PLC	$668,036	$25,021	$247,217	$482	$272,061	$718,383	$—
Kingspan Group PLC	688,557	10,954	2,668	719	(21,056)	676,506	2,623
						1,394,889
Information technology 0.54%
NICE, Ltd. (ADR)[2,3]	896,614	—	109,808	(13,506)	(70,789)	702,511	—
NICE, Ltd.[2]	51,750	—	5,167	1,711	(6,087)	42,207	—
						744,718
Consumer discretionary 1.70%
Flutter Entertainment PLC[2]	1,874,750	17,471	40,456	15,909	183,634	2,051,308	—
Flutter Entertainment PLC (CDI)[2]	—	131,531	—	—	2,899	134,430	—
Dowlais Group PLC[2]	—	246,246	—	—	(70,982)	175,264	—
						2,361,002
Materials 1.13%
First Quantum Minerals, Ltd.	1,163,840	—	5,313	4,820	29,434	1,192,781	4,935
Lundin Mining Corp.	320,997	—	1,504	(54)	49,340	368,779	3,120
						1,561,560
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[3,10]	3,254,271	—	725,705	(24,626)	73,186	—	30,938
Communication services 0.00%
Sea, Ltd., Class A (ADR)[2,10]	2,904,270	13,378	498,411	(58,013)	(841,237)	—	—
Total common stocks						6,062,169
Short-term securities 4.15%
Money market investments 4.13%
Capital Group Central Cash Fund 5.15%[8]	7,430,845	3,360,802	5,060,666	362	338	5,731,681	79,383
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[8,9]	50,797		27,830 [11]			22,967	— [12]
Total short-term securities						5,754,648
Total 8.52%				$(72,196)	$(399,259)	$11,816,817	$120,999
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[2,4]	8/26/2021-11/4/2021	$64,403	$46,137	.04%
Canva, Inc., Series A, noncumulative preferred shares[2,4]	11/4/2021	5,639	4,040	.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[2,4]	11/4/2021	227	162	.00 [13]
Canva, Inc., Series A-4, noncumulative preferred shares[2,4]	11/4/2021	19	14	.00 [13]
Canva, Inc., Series A-5, noncumulative preferred shares[2,4]	11/4/2021	15	11	.00 [13]
Checkout Payments Group, Ltd., Series D2,4	1/11/2022	148,840	43,111.03
Total		$219,143	$93,475	.07%

EuroPacific Growth Fund — Page 10 of 13

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $896,763,000, which represented .65% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $93,475,000, which represented .07% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,637,000, which represented .07% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2023.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2023. Refer to the investment portfolio for the security value at 6/30/2023.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
EuroPacific Growth Fund — Page 11 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of June 30, 2023 (dollars in thousands):
EuroPacific Growth Fund — Page 12 of 13

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,852,703	$18,631,933	$—	$20,484,636
Information technology	3,884,079	15,390,339	46,137	19,320,555
Consumer discretionary	2,727,537	15,649,652	—	18,377,189
Health care	974,810	16,855,351	—	17,830,161
Financials	2,438,199	14,354,555	43,111	16,835,865
Materials	4,060,215	7,628,353	—	11,688,568
Energy	4,211,950	6,637,273	— *	10,849,223
Consumer staples	1,042,077	7,034,579	—	8,076,656
Communication services	1,578,910	4,861,415	—	6,440,325
Utilities	—	1,296,279	—	1,296,279
Real estate	96,502	573,080	—	669,582
Preferred securities	142,359	920,695	4,227	1,067,281
Rights & warrants	4,859	96,637	—	101,496
Short-term securities	5,828,032	—	—	5,828,032
Total	$28,842,232	$109,930,141	$93,475	$138,865,848
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-016-0823O-S96447
EuroPacific Growth Fund — Page 13 of 13